PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS) (PIAMX)

(Each a “Fund,” together, the “Funds”)

Supplement dated May 29, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
PIA Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
PIA Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.

PIA High Yield Fund
Institutional Class (PHYSX)

(the “Fund”)

Supplement dated May 29, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
PIA High Yield Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
PIA High Yield Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.

PIA Short-Term Securities Fund
Advisor Class (PIASX)

(the “Fund”)

Supplement dated May 29, 2025 to the Prospectus and
Statement of Additional Information (“SAI”) dated March 31, 2025

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
PIA Short-Term Securities Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
PIA Short-Term Securities Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus and SAI for reference.